Notes Payable (Details) (USD $)	Jun. 30, 2014	Dec. 31, 2013
Subordinated Promissory Notes Payable [Line Items]
Total notes payable		$ 900,000
Less: debt discount	0	(141,049)
Total notes payable, less debt discount		758,951
Subordinated 8% promissory notes due December 2013
Subordinated Promissory Notes Payable [Line Items]
Total notes payable		216,000
Subordinated 8% promissory notes due September 2014
Subordinated Promissory Notes Payable [Line Items]
Total notes payable		$ 684,000